Note 13 - Share-based Compensation (Details Textual) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	153,000	1,054,499
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	6,699	8,125